JUNE 30, 1999

                             [LOGO] BT Mutual Funds

Institutional
Treasury Assets Fund
Semi-Annual Report

                         Trust: BT Institutional Funds
                   Investment Advisor: Bankers Trust Company

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Institutional Treasury Assets Fund

Table of Contents
--------------------------------------------------------------------------------



              Letter to Shareholders ....................................   3

              Institutional Treasury Assets Fund

                 Statement of Net Assets ................................   5

                 Statement of Operations ................................   8

                 Statements of Changes in Net Assets ....................   8

                 Financial Highlights ...................................   9

                 Notes to Financial Statements ..........................  10

                            -----------------------

The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                            -----------------------

                                       2
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Institutional Treasury Assets Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the Institutional Treasury Assets Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

In many ways, the semi-annual period ended June 30, 1999 was an after-shock from the global financial crisis that had dominated the money markets throughout 1998.

o As the financial markets began to settle down in the first quarter of 1999 and foreign economies, such as Japan, stabilized and showed signs of recovery, market participants shifted their focus to the strength in the U.S. economy. Although the economic numbers continued to support the strong economy/low inflation scenario, such indicators as robust job growth, low unemployment, and healthy retail sales were perceived as negative for the markets.

o The economy in the second quarter remained very strong. The Federal Reserve Board continued to monitor economic indicators but still did not act, though on May 18th, it adopted a policy bias tilted towards higher interest rates. Market expectations of Fed tightening, consumer optimism and spending, above-trend economic growth, and reduced concerns over international turmoil combined to push yields on short-term money market securities significantly higher.

o Over the semi-annual period, the money market yield curve steepened.

The only real relief to the pressures put on the money markets came in March, as developments in Kosovo, Treasury paydowns and softer data supported the short end of the market.

o Market participants exhibited steady demand for short-term U.S. securities as the crisis in Kosovo continued to escalate.

o The budget surplus and expectations of strong April tax receipts also pushed short-end yields lower.

o Strong performance from oil and other commodities kept market participants from buying long-term securities, as inflation fears began to heighten.

As generally expected, at their June 30 meeting the Federal Reserve Board voted to raise the targeted federal funds rate by 0.25% to 5.00%, on concerns that a strong economy would rekindle inflation.

o This action reversed the trend of monetary policy easing through a series of cuts in the second half of 1998.

o While there is still little evidence of inflation, this monetary policy tightening was intended to make sure the economy does not get derailed by a spiral of rising wages and prices.

o The Federal Reserve Board changed its bias to neutral, which helped the U.S. fixed income markets stage a small rally on the last day of June.

                    Diversification of Portfolio Investments
                        By Asset Type as of June 30, 1999
                      (percentages are based on net assets)

                               [GRAPHIC OMMITTED]

                                                             U.S. Government and
                                                        Agency Obligations 12.7%

U.S. Treasury
Notes 17.1%

Floating Rate
Notes 6.9%
                                                                      Repurchase
                                                                Agreements 63.3%

INVESTMENT REVIEW

We were able to produce competitive yields in the Institutional Treasury Assets Fund. We maintained a neutral to the benchmark weighted average maturity position for most of the semi-annual period, as the Federal Reserve Board remained neutral. As the yield curve steepened, we began to implement our Y2K strategy, i.e. a barbell strategy through the purchase of longer-dated Treasury securities that not only enable us to take advantage of the higher yields but also to begin accumulating securities maturing early next year. Our Y2K strategy was further implemented to ensure that repurchase agreements would be available to the Fund at year end, avoiding any liquidity issues that may arise.

-------------------------------------------------------------------------------
Six months ended          ANNUALIZED 7 DAY    ANNUALIZED 7 DAY
June 30, 1999              CURRENT YIELD       EFFECTIVE YIELD
-------------------------------------------------------------------------------
Institutional
   Treasury Assets Fund(1)     4.70%               4.81%
-------------------------------------------------------------------------------
IBC Government Only-
   Institutional Only
   Money  Funds Average        4.41%               4.50%
-------------------------------------------------------------------------------

MANAGER OUTLOOK

Looking ahead for the near term, the U.S. economy looks very healthy indeed. However, while inflation appears to remain dormant, we should recognize that there have been numerous indicators released that are frequently considered harbingers of future inflation. For example:

o unemployment remains at a thirty-year low

o economic growth has been inordinately robust in historical terms

o oil prices are rebounding, and

o troubled Pacific Rim and other emerging market economies appear to have recovered from recent turmoil.

--------------

(1) Past performance is not indicative of future results. Yields will vary. Yield quotes for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

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Institutional Treasury Assets Fund

Letter to Shareholders
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The Federal Reserve Board itself has suggested that its outlook on interest rates has changed from a bias toward higher rates to neutral. Of course, given the tight labor market and this other economic and price data, the policy makers also said they must "be especially alert." Thus, we believe as many analysts, that there may be further interest rate increases on the horizon. Clearly, the degree of tightening and the timing of the Federal Reserve Board's next moves, if any, will be key to U.S. money market performance during the second half of 1999; however, supply and demand factors will likely be even more significant.

For example, the short-term U.S. Treasury market and thus the Treasury Assets Fund continue to be impacted by the decreasing need for permanent financing of government debt. The U.S. Treasury has opted to reduce longer-term financing, and when temporary cash needs arise around tax dates, to issue large cash management bills. These changes are significant to the technical condition, or supply, of the amount of collateral available to the repurchase agreement market. Thus, we intend to actively trade the Fund's portfolio to take advantage of market changes caused by this abnormal issuance.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of the Institutional Treasury Assets Fund and look forward to continuing to serve your investment needs for many years ahead.

                              /s/ Darlene M. Rasel
                              --------------------
                                Darlene M. Rasel
                            Portfolio Manager of the
                       Institutional Treasury Assets Fund
                                  June 30, 1999

                                       4
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Institutional Treasury Assets Fund

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount                Description             Value
---------               -----------             -----
              FLOATING RATE NOTES - 6.9%

              Federal Home Loan Bank:
              Daily Variable Rate - 2.8%

$10,000,000   5.350%, 11/09/99 ........... $  9,997,556
 10,000,000   5.040%, 11/10/99 ...........    9,997,871
                                           ------------
                                             19,995,427
                                           ------------

              Federal Home Loan Bank:
              Monthly Variable Rate - 4.1%

 10,000,000   4.778%, 3/15/00 ............    9,995,997
 20,000,000   4.775%, 5/12/00 ............   19,985,368
                                           ------------
                                             29,981,365
                                           ------------

             Total Floating Rate Notes
               (Amortized Cost
               $49,976,792) ..............   49,976,792
                                           ------------

              U.S. TREASURY NOTES - 17.1%

  5,000,000   6.375%, 7/15/99 ............    5,002,775
 51,000,000   6.875%, 8/31/99 ............   51,172,009
 23,000,000   5.875%, 11/15/99 ...........   23,089,317
  6,000,000   7.750%, 1/31/00 ............    6,099,006
 28,000,000   5.875%, 2/15/00 ............   28,136,021
 11,000,000   7.125%, 2/29/00 ............   11,142,083
                                           ------------

             Total U.S. Treasury Notes
               (Amortized Cost
               $124,641,211) .............  124,641,211
                                           ------------

              U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS - 12.7%

              Federal Home Loan Mortgage
              Corporation - 7.2%

  7,000,000   5.540%, 7/15/99 ............    7,001,913
 20,000,000   4.640%, 8/12/99 ............   19,887,477
 10,000,000   4.848%, 9/02/99 ............    9,915,611
 10,000,000   4.740%, 9/09/99 ............    9,909,150
  5,780,000   4.740%, 11/04/99 ...........    5,684,870
                                           ------------
                                             52,399,021
                                           ------------

              Federal National Mortgage
              Association - 5.5%

 10,000,000   4.740%, 7/07/99 ............    9,993,416
 10,000,000   4.780%, 9/07/99 ............    9,911,038
 10,000,000   4.755%, 9/09/99 ............    9,908,862
 10,000,000   5.170%, 12/13/99 ...........    9,764,477
                                           ------------
                                             39,577,793
                                           ------------



Principal
  Amount                Description                   Value
---------               -----------                   -----
              Total U.S. Government and Agency
              Obligations
                (Amortized Cost
                $91,976,814) ...................   $ 91,976,814
                                                   ------------

              REPURCHASE AGREEMENTS - 63.2%

$30,000,000   Tri-Party Repurchase Agreement
              with Banque Paribas, dated
              6/30/99, 4.90%, principal and
              interest in the amount of
              $30,004,083, due 7/01/99
              (Collateralized by U.S.
              Treasury Notes, par value of
              $8,832,553, coupon rate of
              7.50%, due 2/15/05, value of
              $9,009,204; and U.S. Treasury
              Bond, par value of $21,167,615,
              coupon rate of 8.125%, due
              8/15/19, value of
              $21,590,967) ...............           30,000,000

 25,000,000   Tri-Party Repurchase Agreement
              with Canadian Imperial Bank,
              dated 6/30/99, 4.75%, principal
              and interest in the amount of
              $25,003,299, due 7/01/99
              (Collateralized by U.S.
              Treasury Bonds, par value of
              $4,893,000, coupon rates of
              5.25% to 11.25%, due 2/15/15,
              value of $5,098,658; and U.S.
              Treasury Notes, par value of
              $20,032,000, coupon rates of
              4.75% to 7.75%, due from
              1/31/00 to 5/15/07, value of
              $20,406,429) ...............           25,000,000

 25,000,000   Tri-Party Repurchase Agreement
              with Credit Suisse First
              Boston, dated 4/07/99, 4.73%,
              principal and interest in the
              amount of $25,295,625, due
              7/06/99 (Collateralized by U.S.
              Treasury Notes, par value of
              $25,083,000, coupon rates of
              5.625% to 6.625%, due from
              7/31/99 to 2/15/07, value of
              $25,752,261) ...............           25,000,000

      See Notes to Financial Statements.
                      5
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Institutional Treasury Assets Fund

Statement of Net Assets June 30, 1999 (unaudited)
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Principal
  Amount                Description                   Value
---------               -----------                   -----
$70,000,000   Tri-Party Repurchase Agreement
              with Goldman Sachs, dated
              6/30/99, 4.80%, principal and
              interest in the amount of
              $70,009,333, due 7/01/99
              (Collateralized by U.S.
              Treasury Notes, par value of
              $70,000,236, coupon rates of
              5.625% to 5.75%, due from
              6/30/01 to 5/15/08, value of
              $71,400,241) ...............          $70,000,000

25,000,000    Tri-Party Repurchase Agreement
              with Greenwich Capital, dated
              6/30/99, 5.05%, principal and
              interest in the amount of
              $25,003,507, due 7/01/99
              (Collateralized by Government
              National Mortgage Association,
              par value of $36,545,755,
              coupon rates of 5.50% to 6.50%,
              due from 5/20/27 to 9/20/28,
              value of $25,752,044) ......           25,000,000

 30,000,000   Tri-Party Repurchase Agreement
              with JP Morgan, dated 6/30/99,
              4.70%, principal and interest
              in the amount of $30,003,917,
              due 7/01/99 (Collateralized by
              Federal Home Loan Bank, par
              value of $30,002,071, coupon
              rate of 5.49%, due 12/22/08,
              value of $30,602,113) ......           30,000,000

 25,000,000   Tri-Party Repurchase Agreement
              with Merrill Lynch & Co., dated
              4/07/99, 4.74%, principal and
              interest in the amount of
              $25,365,375, due 7/27/99
              (Collateralized by U.S.
              Treasury Bond, par value of
              $19,625,000, coupon rate of
              9.00%, due 11/15/18, value of
              $25,506,414) ...............           25,000,000


Principal
  Amount                Description                   Value
---------               -----------                   -----
$25,000,000   Tri-Party Repurchase Agreement
              with Merrill Lynch & Co., dated
              6/03/99, 4.98%, principal and
              interest in the amount of
              $25,307,792, due 8/31/99
              (Collateralized by U.S.
              Treasury Note, par value
              $8,832,553, coupon rate of
              7.50%, due 2/15/05, value of
              $9,009,204; and U.S. Treasury
              Bond, par value of $21,167,615,
              coupon rate of 8.125%, due
              8/15/19, value of $21,590,967)        $25,000,000

 58,553,374   Tri-Party Repurchase Agreement
              with Morgan Stanley Dean
              Witter, dated 6/30/99, 4.75%,
              principal and interest in the
              amount of $58,561,100, due
              7/01/99, (Collateralized by
              U.S. Treasury Notes, par value
              of $34,959,639, coupon rates of
              5.25% to 6.50%, due from
              3/31/00 to 8/15/05, value of
              $35,638,432; and U.S. Treasury
              Inflation Index Bonds, par
              value of $23,954,789, coupon
              rate of 3.625%, due from
              7/15/02 to 1/15/08, value of
              $24,433,885) ...............           58,553,374

 30,000,000    Tri-Party Repurchase Agreement
              with Salomon Smith Barney,
              dated 6/30/99, 4.85%, principal
              and interest in the amount of
              $30,004,042, due 7/01/99
              (Collateralized by U.S.
              Treasury Notes, par value of
              $30,047,000, coupon rates of
              5.50% to 6.25%, due from
              2/29/00 to 3/31/01, value of
              $30,612,190) ...............           30,000,000

      See Notes to Financial Statements.

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Institutional Treasury Assets Fund

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount                Description                   Value
---------               -----------                   -----
 $100,000,000 Tri-Party Repurchase Agreement
              with Swiss Bank, dated 6/30/99,
              4.75%, principal and interest
              in the amount of $100,013,194,
              due 7/01/99 (Collateralized by
              U.S. Treasury Bond, par value
              of $90,545,000, coupon rate of
              7.50%, due 11/15/16, value of
              $102,004,826) ..............         $100,000,000

 16,164,923   Tri-Party Repurchase Agreement
              with WestDeutsche Landesbank,
              dated 6/30/99, 4.80%, principal
              and interest in the amount of
              $16,167,078, due 7/01/99
              (Collateralized by U.S.
              Treasury Notes, par value of
              $64,590,000, coupon rate of
              6.875%, due 8/31/99, value of
              $65,008,667) ...............           16,164,923
                                                   ------------

Total Repurchase Agreements
   (Amortized Cost $459,718,297) .........          459,718,297
                                                   ------------

Total Investments
   (Amortized cost $726,313,114) ........  99.9%    726,313,114
Other Assets Less Liabilities ...........   0.1%        841,473
                                          -----    ------------
Net Assets                                100.0%   $727,154,587
                                          =====    ============

Shares Outstanding ($0.001 par value
   per share), unlimited number of shares
   of beneficial interest authorized .....          727,210,465
                                                    ===========

Net Assets Offering and Redemption
   (Net assets divided by shares
   outstanding) ..........................                $1.00
                                                          =====

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Institutional Treasury Assets Fund

Statement of Operations For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Interest Income ........................   $15,494,849
                                              -----------
Expenses
   Advisory Fees ..........................       533,177
   Administration and Services Fees .......       353,158
   Professional Fees ......................        12,397
   Printing and Shareholder Report Expenses         5,157
   Trustees Fees ..........................         2,728
   Miscellaneous Expenses .................           342
                                              -----------
   Total Expenses .........................       906,959
   Less: Fees Waived by Bankers Trust .....      (394,722)
                                              -----------
      Net Expenses ........................       512,237
                                              -----------
Net Investment Income .....................    14,982,612
Realized Gain from Investment Transactions         19,182
                                              -----------
Net Increase in Net Assets from Operations    $15,001,794
                                              ===========


--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          For the                   For the
                                                                     six months ended              year ended
                                                                          June 30,                December 31,
                                                                           1999(1)                    1998
                                                                     ----------------            ---------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ................................            $    14,982,612             $    22,559,515
   Net Realized Gain from Investment Transactions .......                     19,182                         140
                                                                     ---------------             ---------------
Net Increase in Net Assets from Operations ..............                 15,001,794                  22,559,655
                                                                     ---------------             ---------------
Distribution to Shareholders
   Net Investment Income ................................                (15,023,842)                (22,566,000)
                                                                     ---------------             ---------------
Capital Transactions in Shares of Beneficial Interest
   (at net asset value of $1.00 per share)
   Proceeds from Sales of Shares ........................              1,794,459,761               2,638,493,264
   Cost of Shares Redeemed ..............................             (1,555,508,627)             (2,244,647,511)
                                                                     ---------------             ---------------
Net Increase in Net Assets from Capital Share Transactions               238,951,134                 393,845,753
                                                                     ---------------             ---------------
Total Increase in Net Assets ............................                238,929,086                 393,839,408
Net Assets
Beginning of Period .....................................                488,225,501                  94,386,093
                                                                     ---------------             ---------------
End of Period ...........................................            $   727,154,587             $   488,225,501
                                                                     ===============             ===============

------------------

(1) Unaudited.

      See Notes to Financial Statements.

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Institutional Treasury Assets Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Institutional Treasury Assets Fund.

                                                                 For the           For the        For the period
                                                            six months ended     year ended      Dec. 1, 1997(2) to
                                                            June 30, 1999(1)    Dec. 31, 1998     Dec. 31, 1997
                                                            ----------------    -------------    ------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                             $    1.00       $    1.00             $   1.00
                                                                 ---------       ---------             --------
Income from Investment Operations
   Net Investment Income                                              0.02            0.05               0.0046
   Net Realized Gain from Investment Transactions                     0.00(3)         0.00(3)              0.00(3)
                                                                 ---------       ---------             --------
Total from Investment Operations                                      0.02            0.05               0.0046
                                                                 ---------       ---------             --------
Distributions to Shareholders
   Net Investment Income                                             (0.02)          (0.05)             (0.0046)
                                                                 ---------       ---------             --------
Net Asset Value, End of Period                                   $    1.00       $    1.00             $   1.00
                                                                 =========       =========             ========
Total Investment Return for Period                                    2.33%           5.33%                0.46%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)                      $ 727,155       $ 488,226             $ 94,386
   Ratios to Average Net Assets:
      Net Investment Income                                           4.64%(4)        5.24%                5.43%(4)
      Expenses                                                        0.16%(4)        0.16%                0.16%(4)
      Decrease Reflected in Above Expense
         Ratios Due to Expenses Reimbursed and/or
         Fees Waived by Bankers Trust                                 0.12%(4)        0.11%                0.81%(4)

-----------------

(1) Unaudited.

(2) The Fund's inception date.

(3) Less than $0.01 per share.

(4) Annualized.

                       See Notes to Financial Statements.

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Institutional Treasury Assets Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Treasury Assets Fund (the "Fund") is offered to "accredited investors" as defined under the Securities Act of 1933. The Fund began operations and offering shares of beneficial interest on December 1, 1997. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Fund. The following summarizes the significant accounting policies of the Fund:

B. Security Valuation

Investments are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act of 1940, which has been determined by the Trustees to represent fair value of the Fund's investments.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

D. Organization Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

E. Distributions

It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net capital gains earned by the Fund, if any, are made annually, to the extent they exceed capital loss carryforwards.

F. Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults.

G. Federal Income Taxes

It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

H. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Notes 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .10% of the Fund's average daily net assets. For the six months ended June 30, 1999, administrative and service fees amounted to $353,158 of which $57,861 was payable at the end of the period.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Fund pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of average daily net assets. For the six months ended June 30, 1999, advisory fees amounted to $533,177, of which $86,791 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .16% of the average daily net assets of the Fund.

The Portfolio in which the Fund invests is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

--------------------------------------------------------------------------------
Institutional Treasury Assets Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3--Net Assets
Composition of Net Assets
Paid-in Capital ..............................  $727,176,635
Distribution in excess of Net Investment
  Income .....................................       (41,230)
Undistributed Net Realized Gain from
  Investment Transactions ....................        19,182
                                                ------------
Net Assets, June 30, 1999 ....................  $727,154,587
                                                ============

Investment Advisor and Administrator of the Portfolio
Bankers Trust Company
130 Liberty Street
New York, NY  10006

Distributor
ICC Distributors, Inc.
Two Portland Square
Portland, ME  04101

Custodian and Transfer Agent
Bankers Trust Company
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
Willkie Farr & Gallagher
787 7th Avenue
New York, NY  10019



[GRAPHIC OMITTED]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager
or write to us at:             BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-368-4031

This report must be preceded or accompanied by a current prospectus for the Fund.



Institutional Treasury Assets Fund                    464SA (6/99)
BT Institutional Funds


Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101